Target Asset Allocation Percentages (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Large Cap [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 68%	Not to exceed 68%
Small Cap Stocks [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 23%	Not to exceed 23%
Mid Cap Stocks [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 23%	Not to exceed 23%
International Equity Securities [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 30%	Not to exceed 30%
Fixed Income Fund [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 35%	Not to exceed 35%
Alternative Investment [Member]
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques And Inputs [Line Items]
Defined Benefit Plan, Target Allocation Percentage	Not to exceed 19%	Not to exceed 19%